Offsetting financial assets (Detail) - USD ($) $ in Billions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Derivative financial instruments
Disclosure Of Offsetting Of Financial Assets [Line Items]
Assets based on IFRS netting	$ 139.6	$ 159.2	$ 176.1
Further netting potential not recognized on the balance sheet	(124.4)	(141.5)	(162.8)
of which: netting of recognized financial liabilities	(101.3)	(115.7)	(133.0)
of which: netting with collateral received	(23.1)	(25.8)	(29.8)
Assets, after consideration of further netting potential	15.2	17.7	13.3
Cash collateral receivables on derivative instruments
Disclosure Of Offsetting Of Financial Assets [Line Items]
Assets based on IFRS netting	43.6	46.7	50.1
Further netting potential not recognized on the balance sheet	(27.2)	(28.8)	(32.9)
of which: netting of recognized financial liabilities	(24.6)	(26.0)	(29.7)
of which: netting with collateral received	(2.5)	(2.8)	(3.2)
Assets, after consideration of further netting potential	$ 16.5	$ 17.9	$ 17.2